Business Combination	6 Months Ended
Jun. 30, 2021
Business Combinations [Abstract]
Business Combination

4. Business Combination

As described in Note 1, the Business Combination was consummated on February 9, 2021 (the “Closing Date”). For financial accounting and reporting purposes under GAAP, the Business Combination was accounted for as a reverse acquisition and recapitalization, with no goodwill or other intangible asset recorded. As a result, the historical operations of Metromile Operating Company are deemed to be those of the Company. Thus, the financial statements included in this report reflect (i) the historical operating results of Metromile Operating Company prior to the Business Combination; (ii) the combined results of the Company and Metromile Operating Company following the Business Combination; (iii) the assets and liabilities of Metromile Operating Company at their historical cost; and (iv) the Company’s equity structure for all periods presented.

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock issued to Metromile Operating Company stockholders in connection with the recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to Metromile Operating Company redeemable convertible preferred stock and Metromile Operating Company common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Merger Agreement. Activity within the statement of stockholder’s equity for the issuances and repurchases of Metromile Operating Company redeemable preferred stock, were also retroactively converted to Metromile Operating Company common stock.

The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of stockholders’ equity for the six months ended June 30, 2021 (dollars in thousands).

Recapitalization
Cash – INSU’s trust and cash (net of redemptions)	$229,925
Cash – PIPE	170,000
Less transaction costs and advisory fees paid	31,456
Less cash payments to Metromile Operating Company stockholders	32,000
Net Business Combination and PIPE financing	336,469
Less non-cash net liabilities assumed from INSU	45,516
Net contributions from Business Combination and PIPE Financing	$290,953
Number of Shares
INSU Class A Common stock, outstanding prior to Business Combination	23,540,000
INSU Class B Common stock, outstanding prior to Business Combination	6,669,667
Less redemption of INSU shares	8,372
Common stock of INSU	30,201,295
Shares issued in PIPE	17,000,000
Business Combination and PIPE financing shares	47,201,295
Metromile Operating Company shares(1)	79,525,839
Total shares of common stock immediately after Business Combination	126,727,134

(1)      The number of Metromile Operating Company shares was determined from the 78,313,665 shares of Metromile Operating Company common and preferred stock outstanding immediately prior to the closing of the Business Combination, which are presented net of the common and preferred stock redeemed, converted at the Exchange Ratio of 1.01547844. All fractional shares were rounded down.